UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SMASH SERIES EC FUND

FORM NQ
JULY 31, 2007

Notes to Schedule of Investments (unaudited)

Investment in SMASh Series EC Portfolio, at value $4,426,322.

1. Organization and Significant Accounting Policies

SMASh Series EC Fund (the “Fund”) is a separate non-diversified series of the Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in SMASh Series EC Portfolio (the “Portfolio”), a management investment company that has the same investment objective as the Fund. Prior to April 16, 2007, the Fund was a separate non-diversified investment fund of CitiFunds Institutional Trust, a Massachusetts business trust, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (59.4% at July 31, 2007) in the net assets of the Portfolio. Valuation of securities held by the portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in the report.

SMASh Series EC Portfolio

Schedule of Investments (unaudited)	July 31, 2007

Face Amount†	Security	Value

CORPORATE BONDS & NOTES — 57.2%
Automobiles — 10.5%
520,000	Ford Motor Co., Notes, 7.450% due 7/16/31	$403,000
460,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	380,650

	Total Automobiles	783,650

Commercial Banks — 9.7%
100,000	Barclays Capital Cayman Ltd., 6.095% due 3/20/08 (a)(b)	100,006
151,880	HSBC Bank PLC, 7.000% due 11/1/11	155,449
	ICICI Bank Ltd., Subordinated Bonds:
100,000	6.375% due 4/30/22 (a)(b)	95,091
100,000	6.375% due 4/30/22 (a)(b)	94,467
	TuranAlem Finance BV, Bonds:
180,000	8.250% due 1/22/37 (a)	159,750
130,000	8.250% due 1/22/37 (a)	115,375

	Total Commercial Banks	720,138

Consumer Finance — 24.2%
	Ford Motor Credit Co.:
55,000	Notes, 7.375% due 10/28/09	53,124
	Senior Notes:
330,000	9.875% due 8/10/11	334,441
150,000	8.000% due 12/15/16	138,463
	General Motors Acceptance Corp.:
200,000	6.625% due 5/15/12	183,164
550,000	Bonds, 8.000% due 11/1/31	517,821
640,000	GMAC LLC, Senior Notes, 6.000% due 12/15/11	577,888

	Total Consumer Finance	1,804,901

Diversified Financial Services — 0.8%

54,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)	55,755

Diversified Telecommunication Services — 0.4%
30,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	30,525

Health Care Providers & Services — 1.4%
	HCA Inc.:
7,000	Senior Notes, 6.500% due 2/15/16	5,425
	Senior Secured Notes:
27,000	9.250% due 11/15/16 (a)	26,865
46,000	9.625% due 11/15/16 (a)(c)	45,770
33,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	29,535

	Total Health Care Providers & Services	107,595

Independent Power Producers & Energy Traders — 4.0%
147,000	AES Corp., Senior Notes, 7.750% due 3/1/14	143,693
	Edison Mission Energy, Senior Notes:
10,000	7.000% due 5/15/17 (a)	9,075
20,000	7.200% due 5/15/19 (a)	17,950
10,000	7.625% due 5/15/27 (a)	8,775
60,000	NRG Energy Inc., Senior Notes, 7.250% due 2/1/14	58,050
	TXU Corp., Senior Notes:
30,000	Series Q, 6.500% due 11/15/24	23,640
45,000	Series R, 6.550% due 11/15/34	34,824

	Total Independent Power Producers & Energy Traders	296,007

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2007

Face Amount†		Security	Value

Leisure Equipment & Products — 0.4%
30,000		Eastman Kodak Co., 7.250% due 11/15/13	$29,025

Media — 0.8%
60,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16	57,150

Metals & Mining — 1.1%
75,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	78,937

Oil, Gas & Consumable Fuels — 1.2%
31,000		El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	29,923
		Williams Cos. Inc.:
21,000		Debentures, Series A, 7.500% due 1/15/31	20,790
38,000		Notes, 8.750% due 3/15/32	42,180

		Total Oil, Gas & Consumable Fuels	92,893

Real Estate Management & Development — 1.9%
170,000		Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	142,800

Road & Rail — 0.8%
60,000		Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	62,400

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $4,463,452)	4,261,776

SOVEREIGN BONDS — 5.5%
Brazil — 0.7%
42,000		Federative Republic of Brazil, 11.000% due 8/17/40	54,306

Canada — 0.9%
49,062	CAD	Government of Canada, Bonds, 4.000% due 12/1/31	62,624

Germany — 3.9%
219,000	EUR	Bundesrepublik Deutschland, Bonds, 3.750% due 1/4/15	289,217

		TOTAL SOVEREIGN BONDS
		(Cost — $404,620)	406,147

Shares

CONVERTIBLE PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.2%
Automobiles — 0.2%
		General Motors Corp., Series D
600		(Cost - $15,000)	15,720

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $4,883,072)	4,683,643

Contracts

PURCHASED OPTIONS - 0.0%
5		Euribor Futures, Call @ $95.00, expires 9/17/07	0
		(Cost - $0)

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2007

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 36.0%
U.S. Government Agency— 0.2%
$15,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203%due 3/17/08 (d)(f)
	(Cost - $14,522)	$14,529

Repurchase Agreement — 35.8%
2,668,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement, dated 7/31/07, 5.220% due 8/1/07; Proceeds at maturity - $2,668,387 (Fully collateralized by U.S. government agency obligation, 0.000% due11/15/30; Market value - $2,721,360) (Cost - $2,668,000) (e)	2,668,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $2,682,522)	2,682,529

	TOTAL INVESTMENTS — 98.9% (Cost — $7,565,594#)	7,366,172

Other Assets in Excess of Liabilities — 1.1%	81,753

TOTAL NET ASSETS — 100.0%	$7,447,925

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Rate shown represents yield-to-maturity.
(e)	All or a portion of this security is segregated for open futures contracts, swap contracts, and forward foreign currency contracts.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CAD - Canadian Dollar
EUR - Euro

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

SMASh Series EC Portfolio (the “Portfolio”), is a non-diversified separate series of the Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Portfolio was a separate series of Institutional Portfolio, registered under the 1940 Act and organized as a trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates as a substitute for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Portfolio recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Forward Foreign Currency Contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying

Notes to Schedule of Investments (unaudited) (continued)

the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit Default Swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs..

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(g) Credit and Market Risk. The Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(h) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Other Risks. Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,244
Gross unrealized depreciation	(205,666)

Net unrealized depreciation	$(199,422)

At July 31, 2007, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain

Contracts to Buy:
LIBOR Futures	3	3/08	715,222	716,327	$1,105
Sterling Futures	4	3/08	6,486	8,298	1,812
U.S. Treasury 10 Year Notes	1	9/07	105,849	107,422	1,573

Net Unrealized Gain on Open Futures Contracts					$4,490

At July 31, 2007, the Portfolio had open forward foreign currency contracts as described below:

Notes to Schedule of Investments (unaudited) (continued)

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)

Contracts to Buy:
Canadian Dollar	69,190	$64,935	8/8/07	$(1,276)
Euro Currency	229,010	314,098	8/8/07	(2,302)
Japanese Yen	35,126,700	295,137	8/8/07	(4,324)
Japanese Yen	35,126,700	298,502	8/8/07	3,647
Pound Sterling	135,000	274,863	8/8/07	(3,642)

				(7,897)

Contracts to Sell:
Canadian Dollar	34,190	32,087	8/8/07	(387)
Canadian Dollar	35,000	32,847	8/8/07	708
Canadian Dollar	69,190	65,037	11/7/07	1,278
Euro Currency	109,010	149,512	8/8/07	(2,513)
Euro Currency	120,000	164,586	8/8/07	999
Euro Currency	229,010	314,920	11/7/07	2,335
Japanese Yen	35,126,700	295,137	8/8/07	(3,629)
Pound Sterling	111,000	225,998	8/8/07	(5,555)
Pound Sterling	24,000	48,864	8/8/07	(56)
Pound Sterling	135,000	274,440	11/7/07	3,622

				(3,198)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(11,095)

At July 31, 2007, the Portfolio had the following credit default swap contracts:

Swap Counterparty:	Barclays Bank PLC
Effective Date:	3/27/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$900,000
Termination Date:	6/20/12
Unrealized Depreciation	$(70,872)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	7/11/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$900,000
Termination Date:	6/20/12
Unrealized Depreciation	$(32,622)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	7/24/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$800,000
Termination Date:	6/20/12
Unrealized Depreciation	$(9,497)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By /s/R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date September 26, 2007

By /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date September 26, 2007